Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 34,330,323	¥ 38,150,210
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	38,417	20,743
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	4,095,207	3,092,903
Debt instruments at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	4,015,495	131,850
Debt instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	13,168,349	21,515,026
Equity instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	8,160	6,377
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	10,397,341	11,281,302
Others [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 2,607,354	¥ 2,102,009